UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Income Fund Annual Report January 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® New York Municipal Income Fund	(0.52)%	2.95%	4.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New York Municipal Income Fund, a class of the fund, on January 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$15,037	Fidelity® New York Municipal Income Fund
$15,297	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending January 31, 2017, tax-exempt bond performance was slightly negative, with the Bloomberg Barclays Municipal Bond Index returning -0.28%. For much of the period, fairly strong demand and a stable credit environment for state and local governments drove moderate muni returns. But a downward trend began in September and steepened through November – the worst month for the muni market since 2008 – as investors became concerned that President-elect Donald Trump’s promises to lower taxes, repeal the Affordable Care Act and increase infrastructure spending would negatively impact market valuations. All fixed-income markets were hurt by investor anticipation of further increases in policy interest rates. The muni market stabilized during the last two months of the period as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. There was little differentiation in performance among municipal sectors this period. General obligation bonds overall returned -0.77%. Within this sector, bonds issued by local municipalities slightly outperformed state-backed bonds. Looking ahead, we expect further market volatility as the details of proposed policy changes emerge and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Mark Sommer:  For the year, the fund’s share classes (excluding sales charges, if applicable) posted modestly negative returns, lagging, net of fees, the -0.40% return of the Bloomberg Barclays New York 4+ Year Enhanced Municipal Bond Index. We seek to generate attractive tax-exempt income and competitive risk-adjusted total returns over time. One way this longer-term focus was express and rewarded this fiscal year was through overweighting bonds that were advance refunded. Advance refundings occurred as interest rates declined throughout much of the past year and issuers refinanced existing debt ahead of its first call date in order to lock in current financing rates. Focusing on bonds that our research indicated offered a good balance between yield and risk, and had the potential to outperform over time, we benefited from our picks in the transportation sector. In contrast, yield-curve positioning – how we spread investments across various maturities – detracted. Overweighting bonds in the 10-year range, and underweighting longer-term bonds, hurt relative performance because yields on 10-year bonds rose more than yields on longer-term bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On May 2, 2016, Cormac Cullen and Kevin Ramundo joined Mark Sommer as Co-Managers of the fund.

Investment Summary (Unaudited)

Top Five Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	21.4	23.2
Special Tax	19.8	20.5
General Obligations	17.3	17.3
Education	14.6	13.6
Water & Sewer	9.7	12.4

Quality Diversification (% of fund's net assets)

As of January 31, 2017
AAA	0.1%
AA,A	90.9%
BBB	5.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.7%

As of July 31, 2016
AAA	0.1%
AA,A	91.3%
BBB	5.8%
BB and Below	0.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments January 31, 2017

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount (000s)	Value (000s)
New York - 93.5%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$685
5% 7/1/25	455	523
5% 7/1/26	450	512
5% 7/1/27	500	566
5% 7/1/28	360	405
5% 7/1/29	300	337
5% 7/1/30	575	641
5% 7/1/40	1,000	1,080
5.25% 7/1/35	1,000	1,112
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	384
5% 7/1/24	400	466
5% 7/1/25	250	293
5% 7/1/26	500	581
5% 7/1/27	2,000	2,321
5% 7/1/29	500	571
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/36	8,000	9,106
5% 7/1/39	6,185	7,008
5% 7/1/41	2,500	2,765
5% 7/1/46	8,000	8,849
5% 7/1/50	6,280	6,832
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,734
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	639
5% 7/1/27	350	405
5% 7/1/28	500	575
5% 7/1/29	725	829
5% 7/1/31	2,610	2,956
5% 7/1/32	2,660	3,000
5% 7/1/33	2,770	3,111
5% 7/1/34	2,935	3,283
5% 7/1/35	3,000	3,342
5% 7/1/36	1,000	1,110
5% 7/1/40	8,500	9,350
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	324
5% 9/15/28	275	321
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,390
5% 10/15/33 (FSA Insured)	300	347
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,274
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,051
5.25% 7/1/18	1,090	1,143
5.25% 7/1/19	1,100	1,179
5.75% 7/1/39	6,500	6,899
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,209
5.75% 2/15/47	22,185	25,163
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,000
Series 2009 A, 5.25% 4/1/21	1,945	2,088
Series 2012 A, 5% 9/1/42	2,320	2,501
Series 2012 B:
5% 9/1/25	4,000	4,524
5% 9/1/26	10,065	11,378
5% 9/1/27	10,000	11,299
Series 2014 A, 5% 9/1/35	5,000	5,562
Series 2016 B, 5% 9/1/36	3,500	3,927
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,567
5% 7/1/25	1,000	1,115
5% 7/1/26	1,150	1,281
5% 7/1/27	1,630	1,813
5% 7/1/28	1,015	1,128
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	600
5% 7/1/30	1,125	1,316
5% 7/1/32	1,250	1,448
5% 7/1/33	1,000	1,153
5% 7/1/35	1,000	1,144
5% 7/1/40	4,000	4,546
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	410
5% 5/1/24	750	888
5% 5/1/25	750	896
5% 5/1/26	1,200	1,423
5% 5/1/27	700	825
5% 5/1/29	1,750	2,036
5% 5/1/30	1,000	1,155
5% 5/1/31	1,205	1,386
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,472
5% 7/1/29	1,050	1,230
5% 7/1/30	1,000	1,162
5% 7/1/31	1,200	1,385
5% 7/1/32	1,250	1,438
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,260
5% 11/15/51	3,000	3,235
5% 11/15/56	4,000	4,317
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,336
5% 4/1/29	14,040	15,905
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,189
5% 7/1/22	5,500	6,095
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	512
5% 7/1/26	1,500	1,679
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,190
5% 7/1/22	2,000	2,239
5% 7/1/27	2,155	2,343
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012, 5% 7/1/32	3,000	3,206
(Winthrop-Univsersity Hosp. Assoc. Proj.) Series 2012, 5% 7/1/37	4,595	4,855
Series 2014 B:
5% 7/1/23	550	625
5% 7/1/27	1,000	1,114
Series 2014 C, 5% 7/1/26	3,000	3,358
New York City Gen. Oblig.:
Series 2008:
5.25% 8/15/27	14,445	15,322
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	555	590
Series 2012 A1, 5% 8/1/24	2,400	2,736
Series 2012 G1, 5% 4/1/25	4,300	4,918
Series 2017 A, 5% 8/1/34	5,355	6,129
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,992
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	3,022
Series 2009 DD, 6% 6/15/40	1,115	1,186
Series 2009 EE, 5.25% 6/15/40	8,500	9,189
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,136
Series 2009 GG, 5.25% 6/15/40	10,000	10,810
Series 2011 EE:
5.375% 6/15/40	2,310	2,611
5.375% 6/15/43	20,035	22,618
5.5% 6/15/43	4,375	4,963
Series 2012 BB, 5.25% 6/15/44	2,330	2,665
Series 2012 CC, 5% 6/15/45	8,000	8,973
Series 2012 FF, 5% 6/15/24	8,240	9,533
Series 2013 CC, 5% 6/15/47	23,575	26,173
Series 2014 BB, 5% 6/15/46	9,785	10,881
Series 2014 CC, 5% 6/15/47	6,200	6,949
Series 2015 AA, 5% 6/15/44	6,200	6,962
Series 2015 FF, 5% 6/15/32	2,000	2,294
Series GG, 5% 6/15/43	2,700	3,005
5% 6/15/35	10,000	11,327
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/34	10,000	10,338
Series 2009 S1:
5.5% 7/15/38	2,900	3,072
5.625% 7/15/38	2,900	3,077
Series 2009 S3:
5.25% 1/15/26	1,000	1,074
5.25% 1/15/39	6,100	6,516
5.375% 1/15/34	13,435	14,410
Series 2009 S4:
5.5% 1/15/34	1,000	1,078
5.5% 1/15/39	6,700	7,209
5.75% 1/15/39	2,900	3,140
Series 2009 S5, 5.25% 1/15/39	10,180	10,874
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,005
Series 2016 S1, 5% 7/15/33	2,165	2,470
Series 2016:
5% 7/15/32	15,000	17,187
5% 7/15/35	5,000	5,658
Series S1, 5% 7/15/28	9,000	10,377
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,434
Series 2013 F:
5% 2/1/31	6,000	6,866
5% 2/1/32	5,000	5,713
Series 2013 F1, 5% 2/1/28	11,120	12,799
Series 2014 D1:
5% 2/1/27	5,000	5,829
5% 2/1/28	5,000	5,801
5% 2/1/29	7,500	8,665
5% 2/1/31	4,300	4,944
5% 2/1/32	1,515	1,738
Series 2015 E1, 5% 2/1/41	8,000	8,961
Series 2017 A, 5% 5/1/37	10,000	11,396
Series A, 5% 8/1/28	3,500	4,082
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,905
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,779
5% 11/15/30	2,000	2,300
5% 11/15/33	9,115	10,340
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B:
5.25% 3/15/38	1,500	1,610
5.75% 3/15/36	10,500	11,438
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	941
5% 2/15/37	7,500	8,442
Series 2013 A, 5% 2/15/30	18,985	21,927
Series 2014 A:
5% 2/15/39	20,345	21,614
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	22
5% 2/15/34	15,490	16,523
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,589
5% 10/1/30	3,355	3,884
Series 2016 G:
5% 10/1/29	2,415	2,811
5% 10/1/30	2,340	2,707
Series 2015 A:
5% 7/1/28	5,000	5,710
5% 7/1/29	5,000	5,679
5% 10/1/29	785	907
5% 5/1/30	3,450	3,937
5% 7/1/30	10,120	11,647
5% 7/1/30	5,000	5,647
5% 10/1/30	535	615
5% 5/1/31	11,000	12,484
5% 7/1/31	15,000	16,871
5% 10/1/31	1,595	1,825
5% 10/1/32	1,550	1,766
Series 2015 B:
5% 7/1/28	1,300	1,516
5% 10/1/28	1,000	1,160
5% 7/1/29	1,400	1,624
5% 10/1/29	1,470	1,698
5% 7/1/30	1,400	1,615
5% 7/1/31	1,400	1,608
5% 7/1/32	1,450	1,658
5% 7/1/33	1,750	1,993
5% 10/1/33	1,010	1,146
5% 10/1/34	1,070	1,209
5% 7/1/40	2,545	2,852
Series 2015:
5% 12/1/19 (a)	1,100	1,169
5% 12/1/20 (a)	1,200	1,296
5% 12/1/21 (a)	800	873
5% 12/1/23 (a)	700	769
5% 12/1/24 (a)	600	662
5% 12/1/27 (a)	1,200	1,278
Series 2016 A:
5% 7/1/31	1,200	1,381
5% 7/1/31	600	711
5% 7/1/32	800	945
5% 7/1/33	800	912
5% 7/1/33	1,800	2,113
5% 7/1/34	650	738
5% 7/1/35	500	565
5% 7/1/41	1,000	1,127
Series 2016 E, 5% 10/1/31	1,945	2,239
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,754
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,260
5% 7/1/37	6,000	6,668
Series 2009 A, 5% 7/1/22	445	486
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,273
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,104
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,383
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	80	81
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,816
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	2,945	3,107
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,114
5% 7/1/21	1,500	1,658
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,201
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,409
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,156
5.5% 3/1/39	2,500	2,694
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,765
Series 2010 A:
5% 7/1/19	1,500	1,623
5% 7/1/21	7,000	7,760
5% 7/1/22	6,000	6,643
5% 7/1/41	12,000	13,198
Series 2011 A:
5% 5/1/18	1,000	1,047
5% 5/1/20	5,590	6,173
5% 5/1/21	3,140	3,538
5% 5/1/22	2,350	2,648
Series 2012 F:
5% 10/1/20 (FSA Insured)	1,100	1,233
5% 10/1/23 (FSA Insured)	1,000	1,153
5% 10/1/24 (FSA Insured)	750	861
Series 2012:
5% 7/1/23	1,000	1,148
5% 7/1/38	1,000	1,118
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,648
5% 10/1/27 (FSA Insured)	1,000	1,178
5% 10/1/28 (FSA Insured)	1,000	1,171
Series A, 5.75% 7/1/18	1,465	1,524
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Dorm. Auth. Sales Tax Rev. Series 2014 A, 5% 3/15/36	8,180	9,243
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,559
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,622
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 B, 5% 11/15/34	19,560	21,335
Series 2012 A, 5% 11/15/29	17,000	19,631
Series 2016 B1:
5% 11/15/36	5,000	5,751
5% 11/15/51	10,470	11,798
Series 2016 B2, 5% 11/15/37	12,700	14,572
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/23	5,910	6,877
Series 2011 D:
5% 11/15/24	6,590	7,516
5% 11/15/25	5,000	5,691
Series 2012 D, 5% 11/15/25	20,000	23,048
Series 2012 H:
5% 11/15/24	3,290	3,828
5% 11/15/33	3,505	3,992
5% 11/15/42	4,750	5,240
Series 2013 A, 5% 11/15/43	3,250	3,592
Series 2013 E, 5% 11/15/43	15,375	17,050
Series 2014 A1, 5% 11/15/44	8,000	8,830
Series 2014 B, 5.25% 11/15/44	6,300	7,150
Series 2014 D, 5.25% 11/15/44	5,000	5,697
Series 2015 A1:
5% 11/15/40	5,000	5,539
5% 11/15/45	1,200	1,325
Series 2015 B:
5% 11/15/26	1,495	1,743
5% 11/15/28	1,000	1,152
5% 11/15/29	2,125	2,433
Series 2016 A1, 5% 11/15/46	31,830	35,316
Series 2016 B:
5% 11/15/34	1,490	1,691
5% 11/15/35	8,375	9,467
Series 2016, 6.5% 11/15/28	1,860	2,032
5.5% 11/15/18	870	914
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,986
New York Thruway Auth. Gen. Rev. Series 2016 A:
5% 1/1/34	3,000	3,374
5% 1/1/35	6,455	7,233
5% 1/1/41	9,320	10,344
5% 1/1/46	7,285	8,051
5% 1/1/51	23,625	25,919
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A2, 5% 4/1/23	6,000	6,774
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,253
5% 7/1/46 (b)	6,200	6,473
New York Urban Dev. Corp. Rev.:
Series 2013 C, 5% 3/15/30	4,540	5,250
Series 2014 A, 5% 3/15/44	3,980	4,446
Series 2015 A, 5% 3/15/45	18,970	21,432
Series 2016, 5% 3/15/32	3,000	3,470
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/17 (Escrowed to Maturity)	100	101
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,106
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,917
5% 6/15/24 (FSA Insured)	1,450	1,672
5% 6/15/25 (FSA Insured)	1,670	1,908
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,283
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	11,702
5% 9/1/28 (b)	7,350	8,420
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,313
5% 3/1/21 (FSA Insured)	3,000	3,381
5% 3/1/22 (FSA Insured)	4,000	4,583
5% 3/1/23 (FSA Insured)	2,500	2,902
5% 3/1/24 (FSA Insured)	1,600	1,869
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	886
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,097
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,133
5% 7/1/26	1,280	1,433
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,162
5% 3/1/25	500	584
5% 3/1/26	500	581
5% 3/1/27	350	404
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,798
0% 11/15/28	2,500	1,724
Series 2013 A, 5% 11/15/24	4,000	4,679
Series 2013 C:
5% 11/15/27	5,660	6,632
5% 11/15/28	5,935	6,935
5% 11/15/29	6,340	7,388
Series 2015 A, 5.25% 11/15/45	10,820	12,405
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,318
5.125% 9/1/40	8,055	8,722
Series 2015:
5% 8/1/26	1,385	1,627
5% 8/1/27	1,600	1,868
5% 8/1/28	1,565	1,815
5% 8/1/32	1,000	1,136
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	347
5% 4/1/30	350	400
5% 4/1/31	335	381
5% 4/1/32	1,000	1,134
5% 4/1/34	1,045	1,174
5% 4/1/35	1,180	1,322
5% 4/1/40	1,400	1,559
5% 4/1/45	2,250	2,496
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	602
5% 3/15/22 (FSA Insured)	750	835
5% 3/15/23 (FSA Insured)	1,255	1,397
5% 3/15/24 (FSA Insured)	1,545	1,719
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	834
5% 8/1/22 (FSA Insured)	510	588
5% 8/1/23 (FSA Insured)	300	348
Series 2015 C:
4% 8/1/17 (FSA Insured)	400	406
4% 8/1/18 (FSA Insured)	630	655
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,829
5% 9/1/27 (FSA Insured)	3,755	4,359
5% 8/1/28 (FSA Insured)	2,060	2,370
5% 9/1/28 (FSA Insured)	3,945	4,544
5% 8/1/29 (FSA Insured)	1,500	1,717
5% 9/1/29 (FSA Insured)	4,150	4,753
5% 8/1/30 (FSA Insured)	1,500	1,708
5% 9/1/30 (FSA Insured)	4,365	4,975
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 6% 6/1/41 (Pre-Refunded to 6/1/19 @ 100)	5,000	5,548

TOTAL NEW YORK		1,584,462

New York And New Jersey - 2.8%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	27,514
166th Series, 5% 1/15/41	5,400	5,928
185th Series, 5% 9/1/27 (b)	6,200	7,144
85th Series, 5.375% 3/1/28	6,280	7,592

TOTAL NEW YORK AND NEW JERSEY		48,178

TOTAL MUNICIPAL BONDS
(Cost $1,593,108)		1,632,640
TOTAL INVESTMENT PORTFOLIO - 96.3%
(Cost $1,593,108)		1,632,640
NET OTHER ASSETS (LIABILITIES) - 3.7%		62,645
NET ASSETS - 100%		$1,695,285

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,047,000 or 0.4% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	21.4%
Special Tax	19.8%
General Obligations	17.3%
Education	14.6%
Water & Sewer	9.7%
Health Care	6.6%
Others* (Individually Less Than 5%)	10.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,593,108)		$1,632,640
Cash		49,867
Receivable for fund shares sold		885
Interest receivable		17,005
Prepaid expenses		3
Other receivables		5
Total assets		1,700,405
Liabilities
Payable for fund shares redeemed	$3,082
Distributions payable	1,290
Accrued management fee	509
Distribution and service plan fees payable	40
Other affiliated payables	144
Other payables and accrued expenses	55
Total liabilities		5,120
Net Assets		$1,695,285
Net Assets consist of:
Paid in capital		$1,652,748
Undistributed net investment income		140
Accumulated undistributed net realized gain (loss) on investments		2,865
Net unrealized appreciation (depreciation) on investments		39,532
Net Assets		$1,695,285
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($49,643 ÷ 3,799 shares)		$13.07
Maximum offering price per share (100/96.00 of $13.07)		$13.61
Class T:
Net Asset Value and redemption price per share ($8,190 ÷ 626 shares)		$13.08
Maximum offering price per share (100/96.00 of $13.08)		$13.62
Class C:
Net Asset Value and offering price per share ($32,847 ÷ 2,513 shares)(a)		$13.07
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,557,274 ÷ 119,116 shares)		$13.07
Class I:
Net Asset Value, offering price and redemption price per share ($47,331 ÷ 3,624 shares)		$13.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended January 31, 2017
Investment Income
Interest		$63,277
Expenses
Management fee	$6,821
Transfer agent fees	1,514
Distribution and service plan fees	497
Accounting fees and expenses	347
Custodian fees and expenses	14
Independent trustees' fees and expenses	8
Registration fees	83
Audit	62
Legal	9
Miscellaneous	16
Total expenses before reductions	9,371
Expense reductions	(23)	9,348
Net investment income (loss)		53,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,937
Total net realized gain (loss)		19,937
Change in net unrealized appreciation (depreciation) on investment securities		(87,013)
Net gain (loss)		(67,076)
Net increase (decrease) in net assets resulting from operations		$(13,147)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,929	$55,735
Net realized gain (loss)	19,937	18,719
Change in net unrealized appreciation (depreciation)	(87,013)	(19,603)
Net increase (decrease) in net assets resulting from operations	(13,147)	54,851
Distributions to shareholders from net investment income	(53,918)	(55,720)
Distributions to shareholders from net realized gain	(17,172)	(16,669)
Total distributions	(71,090)	(72,389)
Share transactions - net increase (decrease)	(72,275)	21,839
Redemption fees	5	6
Total increase (decrease) in net assets	(156,507)	4,307
Net Assets
Beginning of period	1,851,792	1,847,485
End of period	$1,695,285	$1,851,792
Other Information
Undistributed net investment income end of period	$140	$191

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class A

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.347	.376	.396	.404	.410
Net realized and unrealized gain (loss)	(.457)	(.005)	.784	(.656)	.145
Total from investment operations	(.110)	.371	1.180	(.252)	.555
Distributions from net investment income	(.347)	(.376)	(.396)	(.404)	(.393)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.470)	(.501)	(.420)	(.418)	(.425)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D	(.84)%	2.79%	9.20%	(1.82)%	4.15%
Ratios to Average Net AssetsE
Expenses before reductions	.79%	.79%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.79%	.79%	.78%	.77%	.77%
Expenses net of all reductions	.79%	.79%	.78%	.77%	.77%
Net investment income (loss)	2.55%	2.78%	2.95%	3.07%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$50	$48	$43	$45	$54
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class T

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.66	$13.79	$13.03	$13.70	$13.57
Income from Investment Operations
Net investment income (loss)A	.354	.384	.404	.411	.418
Net realized and unrealized gain (loss)	(.456)	(.005)	.784	(.656)	.143
Total from investment operations	(.102)	.379	1.188	(.245)	.561
Distributions from net investment income	(.355)	(.384)	(.404)	(.411)	(.399)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.478)	(.509)	(.428)	(.425)	(.431)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.08	$13.66	$13.79	$13.03	$13.70
Total ReturnC,D	(.79)%	2.85%	9.26%	(1.76)%	4.19%
Ratios to Average Net AssetsE
Expenses before reductions	.74%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.74%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.74%	.73%	.72%	.72%	.72%
Net investment income (loss)	2.60%	2.84%	3.01%	3.12%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$8	$9	$8	$7	$9
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class C

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.245	.276	.297	.305	.306
Net realized and unrealized gain (loss)	(.457)	(.005)	.785	(.656)	.144
Total from investment operations	(.212)	.271	1.082	(.351)	.450
Distributions from net investment income	(.245)	(.276)	(.298)	(.305)	(.288)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.368)	(.401)	(.322)	(.319)	(.320)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D	(1.58)%	2.04%	8.40%	(2.55)%	3.35%
Ratios to Average Net AssetsE
Expenses before reductions	1.54%	1.53%	1.52%	1.52%	1.54%
Expenses net of fee waivers, if any	1.54%	1.53%	1.52%	1.52%	1.54%
Expenses net of all reductions	1.54%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	1.80%	2.04%	2.22%	2.31%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$33	$32	$31	$28	$37
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.392	.421	.439	.444	.452
Net realized and unrealized gain (loss)	(.457)	(.005)	.784	(.656)	.144
Total from investment operations	(.065)	.416	1.223	(.212)	.596
Distributions from net investment income	(.392)	(.421)	(.439)	(.444)	(.434)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.515)	(.546)	(.463)	(.458)	(.466)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC	(.52)%	3.13%	9.55%	(1.51)%	4.46%
Ratios to Average Net AssetsD
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.88%	3.11%	3.27%	3.37%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$1,557	$1,721	$1,734	$1,597	$1,952
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class I

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.64	$13.77	$13.01	$13.68	$13.55
Income from Investment Operations
Net investment income (loss)A	.381	.410	.429	.435	.443
Net realized and unrealized gain (loss)	(.457)	(.005)	.785	(.655)	.145
Total from investment operations	(.076)	.405	1.214	(.220)	.588
Distributions from net investment income	(.381)	(.410)	(.430)	(.436)	(.426)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.504)	(.535)	(.454)	(.450)	(.458)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.06	$13.64	$13.77	$13.01	$13.68
Total ReturnC	(.59)%	3.06%	9.48%	(1.58)%	4.40%
Ratios to Average Net AssetsD
Expenses before reductions	.54%	.54%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.54%	.54%	.53%	.53%	.53%
Expenses net of all reductions	.54%	.54%	.53%	.53%	.52%
Net investment income (loss)	2.80%	3.04%	3.21%	3.31%	3.26%
Supplemental Data
Net assets, end of period (in millions)	$47	$41	$30	$20	$23
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees fees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$58,225
Gross unrealized depreciation	(18,682)
Net unrealized appreciation (depreciation) on securities	$39,543
Tax Cost	$1,593,097

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$130
Undistributed long-term capital gain	$2,865
Net unrealized appreciation (depreciation) on securities and other investments	$39,543

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Tax-exempt Income	$53,918	$55,720
Long-term Capital Gains	17,172	16,669
Total	$71,090	$ 72,389

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the removal of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $364,584 and $453,169, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser)and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$133	$12
Class T	-%	.25%	22	–(a)
Class B	.65%	.25%	4	3
Class C	.75%	.25%	338	63
			$497	$78

 (a) Amount represents less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17
Class T	1
Class C(a)	4
$22

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$81.15
Class T	9.10
Class B	–(a)	.08
Class C	51.15
New York Municipal Income	1,303.07
Class I	70.15
	$1,514

 (a) Amount represents less than $500.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $14.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund level operating expenses in the amount of $9.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
Class A	$1,356	$1,262
Class T	227	221
Class B	10	35
Class C	610	616
New York Municipal Income	50,404	52,574
Class I	1,311	1,012
Total	$53,918	$55,720
From net realized gain
Class A	$501	$412
Class T	81	75
Class B	1	13
Class C	313	284
New York Municipal Income	15,827	15,543
Class I	449	342
Total	$17,172	$16,669

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Class A
Shares sold	1,257	887	$17,108	$12,023
Reinvestment of distributions	114	107	1,534	1,446
Shares redeemed	(1,086)	(630)	(14,469)	(8,513)
Net increase (decrease)	285	364	$4,173	$4,956
Class T
Shares sold	71	102	$958	$1,392
Reinvestment of distributions	20	19	266	250
Shares redeemed	(91)	(50)	(1,189)	(679)
Net increase (decrease)	–	71	$35	$963
Class B
Shares sold	–(a)	1	$3	$3
Reinvestment of distributions	1	3	7	38
Shares redeemed	(102)	(47)	(1,403)	(629)
Net increase (decrease)	(101)	(43)	$(1,393)	$(588)
Class C
Shares sold	552	382	$7,536	$5,155
Reinvestment of distributions	50	46	665	616
Shares redeemed	(432)	(303)	(5,811)	(4,096)
Net increase (decrease)	170	125	$2,390	$1,675
New York Municipal Income
Shares sold	19,911	14,989	$270,759	$202,811
Reinvestment of distributions	3,387	3,438	45,529	46,445
Shares redeemed	(30,279)	(18,168)	(402,890)	(245,510)
Net increase (decrease)	(6,981)	259	$(86,602)	$3,746
Class I
Shares sold	1,747	1,085	$23,614	$14,649
Reinvestment of distributions	75	56	1,001	759
Shares redeemed	(1,169)	(320)	(15,493)	(4,321)
Net increase (decrease)	653	821	$9,122	$11,087

 (a) Amount represents less than $500.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	.78%
Actual		$1,000.00	$961.20	$3.85
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class T	.73%
Actual		$1,000.00	$961.50	$3.60
Hypothetical-C		$1,000.00	$1,021.47	$3.71
Class C	1.53%
Actual		$1,000.00	$957.60	$7.53
Hypothetical-C		$1,000.00	$1,017.44	$7.76
New York Municipal Income	.46%
Actual		$1,000.00	$962.10	$2.27
Hypothetical-C		$1,000.00	$1,022.82	$2.34
Class I	.53%
Actual		$1,000.00	$962.40	$2.61
Hypothetical-C		$1,000.00	$1,022.47	$2.69

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity New York Municipal Income Fund
Class A	03/13/17	03/10/17	$0.024
Class T	03/13/17	03/10/17	$0.024
Class C	03/13/17	03/10/17	$0.024
New York Muni Income	03/13/17	03/10/17	$0.024
Class I	03/13/17	03/10/17	$0.024

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2017, $19,988,945, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2017, 100% of the fund's income dividends was free from federal income tax, and 1.74% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class C ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 12b-1 fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class C was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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NFY-ANN-0317
1.783104.116

Fidelity Advisor® New York Municipal Income Fund -

Class A, Class T, Class C and Class I

Annual Report

January 31, 2017

Class A, Class T, Class C and Class I are classes of Fidelity® New York Municipal Income Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(4.81)%	1.79%	3.44%
Class T (incl. 4.00% sales charge)	(4.76)%	1.84%	3.48%
Class C (incl. contingent deferred sales charge)	(2.54)%	1.86%	3.08%
Class I	(0.59)%	2.88%	4.11%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® New York Municipal Income Fund - Class A on January 31, 2007, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$14,023	Fidelity Advisor® New York Municipal Income Fund - Class A
$15,297	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending January 31, 2017, tax-exempt bond performance was slightly negative, with the Bloomberg Barclays Municipal Bond Index returning -0.28%. For much of the period, fairly strong demand and a stable credit environment for state and local governments drove moderate muni returns. But a downward trend began in September and steepened through November – the worst month for the muni market since 2008 – as investors became concerned that President-elect Donald Trump’s promises to lower taxes, repeal the Affordable Care Act and increase infrastructure spending would negatively impact market valuations. All fixed-income markets were hurt by investor anticipation of further increases in policy interest rates. The muni market stabilized during the last two months of the period as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. There was little differentiation in performance among municipal sectors this period. General obligation bonds overall returned -0.77%. Within this sector, bonds issued by local municipalities slightly outperformed state-backed bonds. Looking ahead, we expect further market volatility as the details of proposed policy changes emerge and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Mark Sommer:  For the year, the fund’s share classes (excluding sales charges, if applicable) posted modestly negative returns, lagging, net of fees, the -0.40% return of the Bloomberg Barclays New York 4+ Year Enhanced Municipal Bond Index. We seek to generate attractive tax-exempt income and competitive risk-adjusted total returns over time. One way this longer-term focus was express and rewarded this fiscal year was through overweighting bonds that were advance refunded. Advance refundings occurred as interest rates declined throughout much of the past year and issuers refinanced existing debt ahead of its first call date in order to lock in current financing rates. Focusing on bonds that our research indicated offered a good balance between yield and risk, and had the potential to outperform over time, we benefited from our picks in the transportation sector. In contrast, yield-curve positioning – how we spread investments across various maturities – detracted. Overweighting bonds in the 10-year range, and underweighting longer-term bonds, hurt relative performance because yields on 10-year bonds rose more than yields on longer-term bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On May 2, 2016, Cormac Cullen and Kevin Ramundo joined Mark Sommer as Co-Managers of the fund.

Investment Summary (Unaudited)

Top Five Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	21.4	23.2
Special Tax	19.8	20.5
General Obligations	17.3	17.3
Education	14.6	13.6
Water & Sewer	9.7	12.4

Quality Diversification (% of fund's net assets)

As of January 31, 2017
AAA	0.1%
AA,A	90.9%
BBB	5.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.7%

As of July 31, 2016
AAA	0.1%
AA,A	91.3%
BBB	5.8%
BB and Below	0.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments January 31, 2017

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount (000s)	Value (000s)
New York - 93.5%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$685
5% 7/1/25	455	523
5% 7/1/26	450	512
5% 7/1/27	500	566
5% 7/1/28	360	405
5% 7/1/29	300	337
5% 7/1/30	575	641
5% 7/1/40	1,000	1,080
5.25% 7/1/35	1,000	1,112
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	384
5% 7/1/24	400	466
5% 7/1/25	250	293
5% 7/1/26	500	581
5% 7/1/27	2,000	2,321
5% 7/1/29	500	571
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/36	8,000	9,106
5% 7/1/39	6,185	7,008
5% 7/1/41	2,500	2,765
5% 7/1/46	8,000	8,849
5% 7/1/50	6,280	6,832
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,734
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	639
5% 7/1/27	350	405
5% 7/1/28	500	575
5% 7/1/29	725	829
5% 7/1/31	2,610	2,956
5% 7/1/32	2,660	3,000
5% 7/1/33	2,770	3,111
5% 7/1/34	2,935	3,283
5% 7/1/35	3,000	3,342
5% 7/1/36	1,000	1,110
5% 7/1/40	8,500	9,350
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	324
5% 9/15/28	275	321
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,390
5% 10/15/33 (FSA Insured)	300	347
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,274
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,051
5.25% 7/1/18	1,090	1,143
5.25% 7/1/19	1,100	1,179
5.75% 7/1/39	6,500	6,899
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,209
5.75% 2/15/47	22,185	25,163
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,000
Series 2009 A, 5.25% 4/1/21	1,945	2,088
Series 2012 A, 5% 9/1/42	2,320	2,501
Series 2012 B:
5% 9/1/25	4,000	4,524
5% 9/1/26	10,065	11,378
5% 9/1/27	10,000	11,299
Series 2014 A, 5% 9/1/35	5,000	5,562
Series 2016 B, 5% 9/1/36	3,500	3,927
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,567
5% 7/1/25	1,000	1,115
5% 7/1/26	1,150	1,281
5% 7/1/27	1,630	1,813
5% 7/1/28	1,015	1,128
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	600
5% 7/1/30	1,125	1,316
5% 7/1/32	1,250	1,448
5% 7/1/33	1,000	1,153
5% 7/1/35	1,000	1,144
5% 7/1/40	4,000	4,546
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	410
5% 5/1/24	750	888
5% 5/1/25	750	896
5% 5/1/26	1,200	1,423
5% 5/1/27	700	825
5% 5/1/29	1,750	2,036
5% 5/1/30	1,000	1,155
5% 5/1/31	1,205	1,386
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,472
5% 7/1/29	1,050	1,230
5% 7/1/30	1,000	1,162
5% 7/1/31	1,200	1,385
5% 7/1/32	1,250	1,438
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,260
5% 11/15/51	3,000	3,235
5% 11/15/56	4,000	4,317
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,336
5% 4/1/29	14,040	15,905
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,189
5% 7/1/22	5,500	6,095
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	512
5% 7/1/26	1,500	1,679
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,190
5% 7/1/22	2,000	2,239
5% 7/1/27	2,155	2,343
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012, 5% 7/1/32	3,000	3,206
(Winthrop-Univsersity Hosp. Assoc. Proj.) Series 2012, 5% 7/1/37	4,595	4,855
Series 2014 B:
5% 7/1/23	550	625
5% 7/1/27	1,000	1,114
Series 2014 C, 5% 7/1/26	3,000	3,358
New York City Gen. Oblig.:
Series 2008:
5.25% 8/15/27	14,445	15,322
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	555	590
Series 2012 A1, 5% 8/1/24	2,400	2,736
Series 2012 G1, 5% 4/1/25	4,300	4,918
Series 2017 A, 5% 8/1/34	5,355	6,129
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,992
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	3,022
Series 2009 DD, 6% 6/15/40	1,115	1,186
Series 2009 EE, 5.25% 6/15/40	8,500	9,189
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,136
Series 2009 GG, 5.25% 6/15/40	10,000	10,810
Series 2011 EE:
5.375% 6/15/40	2,310	2,611
5.375% 6/15/43	20,035	22,618
5.5% 6/15/43	4,375	4,963
Series 2012 BB, 5.25% 6/15/44	2,330	2,665
Series 2012 CC, 5% 6/15/45	8,000	8,973
Series 2012 FF, 5% 6/15/24	8,240	9,533
Series 2013 CC, 5% 6/15/47	23,575	26,173
Series 2014 BB, 5% 6/15/46	9,785	10,881
Series 2014 CC, 5% 6/15/47	6,200	6,949
Series 2015 AA, 5% 6/15/44	6,200	6,962
Series 2015 FF, 5% 6/15/32	2,000	2,294
Series GG, 5% 6/15/43	2,700	3,005
5% 6/15/35	10,000	11,327
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/34	10,000	10,338
Series 2009 S1:
5.5% 7/15/38	2,900	3,072
5.625% 7/15/38	2,900	3,077
Series 2009 S3:
5.25% 1/15/26	1,000	1,074
5.25% 1/15/39	6,100	6,516
5.375% 1/15/34	13,435	14,410
Series 2009 S4:
5.5% 1/15/34	1,000	1,078
5.5% 1/15/39	6,700	7,209
5.75% 1/15/39	2,900	3,140
Series 2009 S5, 5.25% 1/15/39	10,180	10,874
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,005
Series 2016 S1, 5% 7/15/33	2,165	2,470
Series 2016:
5% 7/15/32	15,000	17,187
5% 7/15/35	5,000	5,658
Series S1, 5% 7/15/28	9,000	10,377
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,434
Series 2013 F:
5% 2/1/31	6,000	6,866
5% 2/1/32	5,000	5,713
Series 2013 F1, 5% 2/1/28	11,120	12,799
Series 2014 D1:
5% 2/1/27	5,000	5,829
5% 2/1/28	5,000	5,801
5% 2/1/29	7,500	8,665
5% 2/1/31	4,300	4,944
5% 2/1/32	1,515	1,738
Series 2015 E1, 5% 2/1/41	8,000	8,961
Series 2017 A, 5% 5/1/37	10,000	11,396
Series A, 5% 8/1/28	3,500	4,082
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,905
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,779
5% 11/15/30	2,000	2,300
5% 11/15/33	9,115	10,340
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B:
5.25% 3/15/38	1,500	1,610
5.75% 3/15/36	10,500	11,438
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	941
5% 2/15/37	7,500	8,442
Series 2013 A, 5% 2/15/30	18,985	21,927
Series 2014 A:
5% 2/15/39	20,345	21,614
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	11
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	22
5% 2/15/34	15,490	16,523
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	11
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,589
5% 10/1/30	3,355	3,884
Series 2016 G:
5% 10/1/29	2,415	2,811
5% 10/1/30	2,340	2,707
Series 2015 A:
5% 7/1/28	5,000	5,710
5% 7/1/29	5,000	5,679
5% 10/1/29	785	907
5% 5/1/30	3,450	3,937
5% 7/1/30	10,120	11,647
5% 7/1/30	5,000	5,647
5% 10/1/30	535	615
5% 5/1/31	11,000	12,484
5% 7/1/31	15,000	16,871
5% 10/1/31	1,595	1,825
5% 10/1/32	1,550	1,766
Series 2015 B:
5% 7/1/28	1,300	1,516
5% 10/1/28	1,000	1,160
5% 7/1/29	1,400	1,624
5% 10/1/29	1,470	1,698
5% 7/1/30	1,400	1,615
5% 7/1/31	1,400	1,608
5% 7/1/32	1,450	1,658
5% 7/1/33	1,750	1,993
5% 10/1/33	1,010	1,146
5% 10/1/34	1,070	1,209
5% 7/1/40	2,545	2,852
Series 2015:
5% 12/1/19 (a)	1,100	1,169
5% 12/1/20 (a)	1,200	1,296
5% 12/1/21 (a)	800	873
5% 12/1/23 (a)	700	769
5% 12/1/24 (a)	600	662
5% 12/1/27 (a)	1,200	1,278
Series 2016 A:
5% 7/1/31	1,200	1,381
5% 7/1/31	600	711
5% 7/1/32	800	945
5% 7/1/33	800	912
5% 7/1/33	1,800	2,113
5% 7/1/34	650	738
5% 7/1/35	500	565
5% 7/1/41	1,000	1,127
Series 2016 E, 5% 10/1/31	1,945	2,239
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,754
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,260
5% 7/1/37	6,000	6,668
Series 2009 A, 5% 7/1/22	445	486
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,273
(Marymount Manhattan College Proj.) Series 2009, 5% 7/1/17	2,080	2,104
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,383
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	80	81
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,816
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	2,945	3,107
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,114
5% 7/1/21	1,500	1,658
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,201
(School District Fing. Prog.) Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,409
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,156
5.5% 3/1/39	2,500	2,694
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,765
Series 2010 A:
5% 7/1/19	1,500	1,623
5% 7/1/21	7,000	7,760
5% 7/1/22	6,000	6,643
5% 7/1/41	12,000	13,198
Series 2011 A:
5% 5/1/18	1,000	1,047
5% 5/1/20	5,590	6,173
5% 5/1/21	3,140	3,538
5% 5/1/22	2,350	2,648
Series 2012 F:
5% 10/1/20 (FSA Insured)	1,100	1,233
5% 10/1/23 (FSA Insured)	1,000	1,153
5% 10/1/24 (FSA Insured)	750	861
Series 2012:
5% 7/1/23	1,000	1,148
5% 7/1/38	1,000	1,118
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,648
5% 10/1/27 (FSA Insured)	1,000	1,178
5% 10/1/28 (FSA Insured)	1,000	1,171
Series A, 5.75% 7/1/18	1,465	1,524
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Dorm. Auth. Sales Tax Rev. Series 2014 A, 5% 3/15/36	8,180	9,243
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. 5% 6/15/34	2,415	2,559
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,622
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 B, 5% 11/15/34	19,560	21,335
Series 2012 A, 5% 11/15/29	17,000	19,631
Series 2016 B1:
5% 11/15/36	5,000	5,751
5% 11/15/51	10,470	11,798
Series 2016 B2, 5% 11/15/37	12,700	14,572
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B2, 5% 11/15/23	5,910	6,877
Series 2011 D:
5% 11/15/24	6,590	7,516
5% 11/15/25	5,000	5,691
Series 2012 D, 5% 11/15/25	20,000	23,048
Series 2012 H:
5% 11/15/24	3,290	3,828
5% 11/15/33	3,505	3,992
5% 11/15/42	4,750	5,240
Series 2013 A, 5% 11/15/43	3,250	3,592
Series 2013 E, 5% 11/15/43	15,375	17,050
Series 2014 A1, 5% 11/15/44	8,000	8,830
Series 2014 B, 5.25% 11/15/44	6,300	7,150
Series 2014 D, 5.25% 11/15/44	5,000	5,697
Series 2015 A1:
5% 11/15/40	5,000	5,539
5% 11/15/45	1,200	1,325
Series 2015 B:
5% 11/15/26	1,495	1,743
5% 11/15/28	1,000	1,152
5% 11/15/29	2,125	2,433
Series 2016 A1, 5% 11/15/46	31,830	35,316
Series 2016 B:
5% 11/15/34	1,490	1,691
5% 11/15/35	8,375	9,467
Series 2016, 6.5% 11/15/28	1,860	2,032
5.5% 11/15/18	870	914
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,986
New York Thruway Auth. Gen. Rev. Series 2016 A:
5% 1/1/34	3,000	3,374
5% 1/1/35	6,455	7,233
5% 1/1/41	9,320	10,344
5% 1/1/46	7,285	8,051
5% 1/1/51	23,625	25,919
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A2, 5% 4/1/23	6,000	6,774
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,253
5% 7/1/46 (b)	6,200	6,473
New York Urban Dev. Corp. Rev.:
Series 2013 C, 5% 3/15/30	4,540	5,250
Series 2014 A, 5% 3/15/44	3,980	4,446
Series 2015 A, 5% 3/15/45	18,970	21,432
Series 2016, 5% 3/15/32	3,000	3,470
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/17 (Escrowed to Maturity)	100	101
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,106
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,917
5% 6/15/24 (FSA Insured)	1,450	1,672
5% 6/15/25 (FSA Insured)	1,670	1,908
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,283
Port Auth. of New York & New Jersey 185th Series:
5% 9/1/26 (b)	10,150	11,702
5% 9/1/28 (b)	7,350	8,420
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,313
5% 3/1/21 (FSA Insured)	3,000	3,381
5% 3/1/22 (FSA Insured)	4,000	4,583
5% 3/1/23 (FSA Insured)	2,500	2,902
5% 3/1/24 (FSA Insured)	1,600	1,869
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	886
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,097
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,133
5% 7/1/26	1,280	1,433
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,162
5% 3/1/25	500	584
5% 3/1/26	500	581
5% 3/1/27	350	404
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,798
0% 11/15/28	2,500	1,724
Series 2013 A, 5% 11/15/24	4,000	4,679
Series 2013 C:
5% 11/15/27	5,660	6,632
5% 11/15/28	5,935	6,935
5% 11/15/29	6,340	7,388
Series 2015 A, 5.25% 11/15/45	10,820	12,405
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,318
5.125% 9/1/40	8,055	8,722
Series 2015:
5% 8/1/26	1,385	1,627
5% 8/1/27	1,600	1,868
5% 8/1/28	1,565	1,815
5% 8/1/32	1,000	1,136
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	347
5% 4/1/30	350	400
5% 4/1/31	335	381
5% 4/1/32	1,000	1,134
5% 4/1/34	1,045	1,174
5% 4/1/35	1,180	1,322
5% 4/1/40	1,400	1,559
5% 4/1/45	2,250	2,496
Yonkers Gen. Oblig.:
Series 2015 A:
4% 3/15/17 (FSA Insured)	600	602
5% 3/15/22 (FSA Insured)	750	835
5% 3/15/23 (FSA Insured)	1,255	1,397
5% 3/15/24 (FSA Insured)	1,545	1,719
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	834
5% 8/1/22 (FSA Insured)	510	588
5% 8/1/23 (FSA Insured)	300	348
Series 2015 C:
4% 8/1/17 (FSA Insured)	400	406
4% 8/1/18 (FSA Insured)	630	655
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,829
5% 9/1/27 (FSA Insured)	3,755	4,359
5% 8/1/28 (FSA Insured)	2,060	2,370
5% 9/1/28 (FSA Insured)	3,945	4,544
5% 8/1/29 (FSA Insured)	1,500	1,717
5% 9/1/29 (FSA Insured)	4,150	4,753
5% 8/1/30 (FSA Insured)	1,500	1,708
5% 9/1/30 (FSA Insured)	4,365	4,975
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 6% 6/1/41 (Pre-Refunded to 6/1/19 @ 100)	5,000	5,548

TOTAL NEW YORK		1,584,462

New York And New Jersey - 2.8%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	27,514
166th Series, 5% 1/15/41	5,400	5,928
185th Series, 5% 9/1/27 (b)	6,200	7,144
85th Series, 5.375% 3/1/28	6,280	7,592

TOTAL NEW YORK AND NEW JERSEY		48,178

TOTAL MUNICIPAL BONDS
(Cost $1,593,108)		1,632,640
TOTAL INVESTMENT PORTFOLIO - 96.3%
(Cost $1,593,108)		1,632,640
NET OTHER ASSETS (LIABILITIES) - 3.7%		62,645
NET ASSETS - 100%		$1,695,285

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,047,000 or 0.4% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	21.4%
Special Tax	19.8%
General Obligations	17.3%
Education	14.6%
Water & Sewer	9.7%
Health Care	6.6%
Others* (Individually Less Than 5%)	10.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,593,108)		$1,632,640
Cash		49,867
Receivable for fund shares sold		885
Interest receivable		17,005
Prepaid expenses		3
Other receivables		5
Total assets		1,700,405
Liabilities
Payable for fund shares redeemed	$3,082
Distributions payable	1,290
Accrued management fee	509
Distribution and service plan fees payable	40
Other affiliated payables	144
Other payables and accrued expenses	55
Total liabilities		5,120
Net Assets		$1,695,285
Net Assets consist of:
Paid in capital		$1,652,748
Undistributed net investment income		140
Accumulated undistributed net realized gain (loss) on investments		2,865
Net unrealized appreciation (depreciation) on investments		39,532
Net Assets		$1,695,285
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($49,643 ÷ 3,799 shares)		$13.07
Maximum offering price per share (100/96.00 of $13.07)		$13.61
Class T:
Net Asset Value and redemption price per share ($8,190 ÷ 626 shares)		$13.08
Maximum offering price per share (100/96.00 of $13.08)		$13.62
Class C:
Net Asset Value and offering price per share ($32,847 ÷ 2,513 shares)(a)		$13.07
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,557,274 ÷ 119,116 shares)		$13.07
Class I:
Net Asset Value, offering price and redemption price per share ($47,331 ÷ 3,624 shares)		$13.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended January 31, 2017
Investment Income
Interest		$63,277
Expenses
Management fee	$6,821
Transfer agent fees	1,514
Distribution and service plan fees	497
Accounting fees and expenses	347
Custodian fees and expenses	14
Independent trustees' fees and expenses	8
Registration fees	83
Audit	62
Legal	9
Miscellaneous	16
Total expenses before reductions	9,371
Expense reductions	(23)	9,348
Net investment income (loss)		53,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,937
Total net realized gain (loss)		19,937
Change in net unrealized appreciation (depreciation) on investment securities		(87,013)
Net gain (loss)		(67,076)
Net increase (decrease) in net assets resulting from operations		$(13,147)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,929	$55,735
Net realized gain (loss)	19,937	18,719
Change in net unrealized appreciation (depreciation)	(87,013)	(19,603)
Net increase (decrease) in net assets resulting from operations	(13,147)	54,851
Distributions to shareholders from net investment income	(53,918)	(55,720)
Distributions to shareholders from net realized gain	(17,172)	(16,669)
Total distributions	(71,090)	(72,389)
Share transactions - net increase (decrease)	(72,275)	21,839
Redemption fees	5	6
Total increase (decrease) in net assets	(156,507)	4,307
Net Assets
Beginning of period	1,851,792	1,847,485
End of period	$1,695,285	$1,851,792
Other Information
Undistributed net investment income end of period	$140	$191

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class A

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.347	.376	.396	.404	.410
Net realized and unrealized gain (loss)	(.457)	(.005)	.784	(.656)	.145
Total from investment operations	(.110)	.371	1.180	(.252)	.555
Distributions from net investment income	(.347)	(.376)	(.396)	(.404)	(.393)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.470)	(.501)	(.420)	(.418)	(.425)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D	(.84)%	2.79%	9.20%	(1.82)%	4.15%
Ratios to Average Net AssetsE
Expenses before reductions	.79%	.79%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.79%	.79%	.78%	.77%	.77%
Expenses net of all reductions	.79%	.79%	.78%	.77%	.77%
Net investment income (loss)	2.55%	2.78%	2.95%	3.07%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$50	$48	$43	$45	$54
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class T

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.66	$13.79	$13.03	$13.70	$13.57
Income from Investment Operations
Net investment income (loss)A	.354	.384	.404	.411	.418
Net realized and unrealized gain (loss)	(.456)	(.005)	.784	(.656)	.143
Total from investment operations	(.102)	.379	1.188	(.245)	.561
Distributions from net investment income	(.355)	(.384)	(.404)	(.411)	(.399)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.478)	(.509)	(.428)	(.425)	(.431)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.08	$13.66	$13.79	$13.03	$13.70
Total ReturnC,D	(.79)%	2.85%	9.26%	(1.76)%	4.19%
Ratios to Average Net AssetsE
Expenses before reductions	.74%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.74%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.74%	.73%	.72%	.72%	.72%
Net investment income (loss)	2.60%	2.84%	3.01%	3.12%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$8	$9	$8	$7	$9
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class C

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.245	.276	.297	.305	.306
Net realized and unrealized gain (loss)	(.457)	(.005)	.785	(.656)	.144
Total from investment operations	(.212)	.271	1.082	(.351)	.450
Distributions from net investment income	(.245)	(.276)	(.298)	(.305)	(.288)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.368)	(.401)	(.322)	(.319)	(.320)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC,D	(1.58)%	2.04%	8.40%	(2.55)%	3.35%
Ratios to Average Net AssetsE
Expenses before reductions	1.54%	1.53%	1.52%	1.52%	1.54%
Expenses net of fee waivers, if any	1.54%	1.53%	1.52%	1.52%	1.54%
Expenses net of all reductions	1.54%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	1.80%	2.04%	2.22%	2.31%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$33	$32	$31	$28	$37
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$13.78	$13.02	$13.69	$13.56
Income from Investment Operations
Net investment income (loss)A	.392	.421	.439	.444	.452
Net realized and unrealized gain (loss)	(.457)	(.005)	.784	(.656)	.144
Total from investment operations	(.065)	.416	1.223	(.212)	.596
Distributions from net investment income	(.392)	(.421)	(.439)	(.444)	(.434)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.515)	(.546)	(.463)	(.458)	(.466)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.07	$13.65	$13.78	$13.02	$13.69
Total ReturnC	(.52)%	3.13%	9.55%	(1.51)%	4.46%
Ratios to Average Net AssetsD
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.88%	3.11%	3.27%	3.37%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$1,557	$1,721	$1,734	$1,597	$1,952
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Income Fund Class I

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.64	$13.77	$13.01	$13.68	$13.55
Income from Investment Operations
Net investment income (loss)A	.381	.410	.429	.435	.443
Net realized and unrealized gain (loss)	(.457)	(.005)	.785	(.655)	.145
Total from investment operations	(.076)	.405	1.214	(.220)	.588
Distributions from net investment income	(.381)	(.410)	(.430)	(.436)	(.426)
Distributions from net realized gain	(.123)	(.125)	(.024)	(.014)	(.032)
Total distributions	(.504)	(.535)	(.454)	(.450)	(.458)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$13.06	$13.64	$13.77	$13.01	$13.68
Total ReturnC	(.59)%	3.06%	9.48%	(1.58)%	4.40%
Ratios to Average Net AssetsD
Expenses before reductions	.54%	.54%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.54%	.54%	.53%	.53%	.53%
Expenses net of all reductions	.54%	.54%	.53%	.53%	.52%
Net investment income (loss)	2.80%	3.04%	3.21%	3.31%	3.26%
Supplemental Data
Net assets, end of period (in millions)	$47	$41	$30	$20	$23
Portfolio turnover rate	20%	17%	11%	8%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees fees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$58,225
Gross unrealized depreciation	(18,682)
Net unrealized appreciation (depreciation) on securities	$39,543
Tax Cost	$1,593,097

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$130
Undistributed long-term capital gain	$2,865
Net unrealized appreciation (depreciation) on securities and other investments	$39,543

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Tax-exempt Income	$53,918	$55,720
Long-term Capital Gains	17,172	16,669
Total	$71,090	$ 72,389

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the removal of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $364,584 and $453,169, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser)and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$133	$12
Class T	-%	.25%	22	–(a)
Class B	.65%	.25%	4	3
Class C	.75%	.25%	338	63
			$497	$78

 (a) Amount represents less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17
Class T	1
Class C(a)	4
$22

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$81.15
Class T	9.10
Class B	–(a)	.08
Class C	51.15
New York Municipal Income	1,303.07
Class I	70.15
	$1,514

 (a) Amount represents less than $500.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $14.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund level operating expenses in the amount of $9.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
Class A	$1,356	$1,262
Class T	227	221
Class B	10	35
Class C	610	616
New York Municipal Income	50,404	52,574
Class I	1,311	1,012
Total	$53,918	$55,720
From net realized gain
Class A	$501	$412
Class T	81	75
Class B	1	13
Class C	313	284
New York Municipal Income	15,827	15,543
Class I	449	342
Total	$17,172	$16,669

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Class A
Shares sold	1,257	887	$17,108	$12,023
Reinvestment of distributions	114	107	1,534	1,446
Shares redeemed	(1,086)	(630)	(14,469)	(8,513)
Net increase (decrease)	285	364	$4,173	$4,956
Class T
Shares sold	71	102	$958	$1,392
Reinvestment of distributions	20	19	266	250
Shares redeemed	(91)	(50)	(1,189)	(679)
Net increase (decrease)	–	71	$35	$963
Class B
Shares sold	–(a)	1	$3	$3
Reinvestment of distributions	1	3	7	38
Shares redeemed	(102)	(47)	(1,403)	(629)
Net increase (decrease)	(101)	(43)	$(1,393)	$(588)
Class C
Shares sold	552	382	$7,536	$5,155
Reinvestment of distributions	50	46	665	616
Shares redeemed	(432)	(303)	(5,811)	(4,096)
Net increase (decrease)	170	125	$2,390	$1,675
New York Municipal Income
Shares sold	19,911	14,989	$270,759	$202,811
Reinvestment of distributions	3,387	3,438	45,529	46,445
Shares redeemed	(30,279)	(18,168)	(402,890)	(245,510)
Net increase (decrease)	(6,981)	259	$(86,602)	$3,746
Class I
Shares sold	1,747	1,085	$23,614	$14,649
Reinvestment of distributions	75	56	1,001	759
Shares redeemed	(1,169)	(320)	(15,493)	(4,321)
Net increase (decrease)	653	821	$9,122	$11,087

 (a) Amount represents less than $500.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	.78%
Actual		$1,000.00	$961.20	$3.85
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class T	.73%
Actual		$1,000.00	$961.50	$3.60
Hypothetical-C		$1,000.00	$1,021.47	$3.71
Class C	1.53%
Actual		$1,000.00	$957.60	$7.53
Hypothetical-C		$1,000.00	$1,017.44	$7.76
New York Municipal Income	.46%
Actual		$1,000.00	$962.10	$2.27
Hypothetical-C		$1,000.00	$1,022.82	$2.34
Class I	.53%
Actual		$1,000.00	$962.40	$2.61
Hypothetical-C		$1,000.00	$1,022.47	$2.69

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity New York Municipal Income Fund
Class A	03/13/17	03/10/17	$0.024
Class T	03/13/17	03/10/17	$0.024
Class C	03/13/17	03/10/17	$0.024
New York Muni Income	03/13/17	03/10/17	$0.024
Class I	03/13/17	03/10/17	$0.024

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2017, $19,988,945, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2017, 100% of the fund's income dividends was free from federal income tax, and 1.74% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class C ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 12b-1 fees. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class C was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASNM-ANN-0317
1.783107.116

Item 2.

Code of Ethics

As of the end of the period, January 31, 2017, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity New York Municipal Income Fund (the “Fund”):

Services Billed by Deloitte Entities

January 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$46,000	$-	$5,200	$1,400

January 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$48,000	$-	$5,200	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2017A	January 31, 2016A
Audit-Related Fees	$35,000	$-
Tax Fees	$5,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2017 A	January 31, 2016 A
Deloitte Entities	$265,000	$50,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 29, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 29, 2017